Note M - Related Party Transactions	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
Note
M
- Related Party Transactions

Certain directors, executive officers and companies with which they are affiliated were loan customers during
2019.
A summary of activity on these borrower relationships with aggregate debt greater than
$120
is as follows:

Total loans at January 1, 2019	$3,674
New loans	890
Repayments	(391)
Other changes	(199)
Total loans at December 31, 2019	$3,974

Other changes include adjustments for loans applicable to
one
reporting period that are excludable from the other reporting period, such as changes in persons classified as directors, executive officers and companies’ affiliates.

Deposits from principal officers, directors, and their affiliates at year-end
2019
and
2018
were
$47,911
and
$52,877.
In addition, the Company had promissory notes outstanding with directors and their affiliates totaling
$3,558
at year-end
2019
and
2018.
The interest rates ranged from
1.50%
to
2.85%,
with terms ranging from
10
to
36
months.